November 12, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attn:  Filing Desk, Stop 1-4



     Re:   Van Kampen American Capital Insured Income Trust,
                        Series 62 and Series 63
                    File No. 333-15515, CIK #897176

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on November 8, 1996.

                                    Very truly yours,



                                    Van Kampen American Capital
                                       Distributors, Inc.